Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2020 and 2019. Stage 1 represents those performing loans carried with up to a 12-month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	1	–	–	1	–	–	–	–
Very low	79,295	429	–	79,724	79,011	242	–	79,253
Low	24,490	2,481	–	26,971	20,853	2,821	–	23,674
Medium	11,560	6,461	–	18,021	13,651	4,578	–	18,229
High	172	446	–	618	124	397	–	521
Not rated	1,132	148	–	1,280	1,531	118	–	1,649
Impaired	–	–	409	409	–	–	414	414
Allowance for credit losses	51	75	16	142	15	32	17	64
Carrying amount	116,599	9,890	393	126,882	115,155	8,124	397	123,676
Loans: Consumer instalment and other personal
Exceptionally low	1,550	31	–	1,581	21,023	25	–	21,048
Very low	26,645	37	–	26,682	16,491	194	–	16,685
Low	20,935	585	–	21,520	9,894	346	–	10,240
Medium	10,324	4,334	–	14,658	10,510	4,264	–	14,774
High	429	1,470	–	1,899	397	1,423	–	1,820
Not rated	3,372	96	–	3,468	2,594	107	–	2,701
Impaired	–	–	340	340	–	–	468	468
Allowance for credit losses	134	429	105	668	82	318	136	536
Carrying amount	63,121	6,124	235	69,480	60,827	6,041	332	67,200
Loans: Credit cards (1)
Exceptionally low	2,252	–	–	2,252	2,418	–	–	2,418
Very low	1,106	15	–	1,121	1,214	16	–	1,230
Low	899	148	–	1,047	970	158	–	1,128
Medium	1,611	899	–	2,510	2,020	876	–	2,896
High	58	377	–	435	140	440	–	580
Not rated	524	–	–	524	606	1	–	607
Impaired	–	–	–	–	–	–	–	–
Allowance for credit losses	61	272	–	333	43	193	–	236
Carrying amount	6,389	1,167	–	7,556	7,325	1,298	–	8,623
Loans: Business and government (2)
Acceptable
Investment grade	127,525	3,242	–	130,767	134,587	1,028	–	135,615
Sub-investment grade	84,356	30,106	–	114,462	96,731	11,553	–	108,284
Watchlist	–	8,621	–	8,621	–	5,556	–	5,556
Impaired	–	–	2,889	2,889	–	–	1,747	1,747
Allowance for credit losses	510	1,044	606	2,160	263	441	310	1,014
Carrying amount	211,371	40,925	2,283	254,579	231,055	17,696	1,437	250,188
Commitments and financial guarantee contracts
Acceptable
Investment grade	138,141	1,628	–	139,769	134,920	884	–	135,804
Sub-investment grade	41,650	20,421	–	62,071	45,178	6,435	–	51,613
Watchlist	–	4,861	–	4,861	–	2,133	–	2,133
Impaired	–	–	1,261	1,261	–	–	324	324
Allowance for credit losses	211	288	12	511	119	103	22	244
Carrying amount (3)(4)	179,580	26,622	1,249	207,451	179,979	9,349	302	189,630

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.

(2)	Includes customers’ liability under acceptances.

(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2020 and 2019. Transfers represent the amount of ECL that moved between stages during the year, for example, moving from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, and changes in economic forecasts and credit quality. Model changes includes new calculation models or methodologies.

(Canadian $ in millions)				2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of year	15	33	38	86	20	38	44	102
Transfer to Stage 1	25	(22)	(3)	–	27	(25)	(2)	–
Transfer to Stage 2	(3)	10	(7)	–	(2)	7	(5)	–
Transfer to Stage 3	–	(5)	5	–	–	(8)	8	–
Net remeasurement of loss allowance	6	70	22	98	(35)	26	15	6
Loan originations	14	–	–	14	7	–	–	7
Derecognitions and maturities	(3)	(6)	–	(9)	(2)	(4)	–	(6)
Model changes	(3)	(5)	–	(8)	–	–	–	–
Total Provision for Credit Losses (PCL) (1)	36	42	17	95	(5)	(4)	16	7
Write-offs (2)	–	–	(11)	(11)	–	–	(19)	(19)
Recoveries of previous write-offs	–	–	8	8	–	–	13	13
Foreign exchange and other	–	–	(26)	(26)	–	(1)	(16)	(17)
Balance as at end of year	51	75	26	152	15	33	38	86
Loans: Consumer instalment and other personal
Balance as at beginning of year	89	333	136	558	90	326	144	560
Transfer to Stage 1	189	(180)	(9)	–	174	(161)	(13)	–
Transfer to Stage 2	(25)	86	(61)	–	(18)	85	(67)	–
Transfer to Stage 3	(4)	(96)	100	–	(5)	(109)	114	–
Net remeasurement of loss allowance	(148)	315	196	363	(183)	232	167	216
Loan originations	49	–	–	49	48	–	–	48
Derecognitions and maturities	(18)	(38)	–	(56)	(16)	(40)	–	(56)
Model changes	16	33	–	49	–	–	–	–
Total PCL (1)	59	120	226	405	–	7	201	208
Write-offs (2)	–	–	(320)	(320)	–	–	(306)	(306)
Recoveries of previous write-offs	–	–	87	87	–	–	118	118
Foreign exchange and other	–	1	(24)	(23)	(1)	–	(21)	(22)
Balance as at end of year	148	454	105	707	89	333	136	558
Loans: Credit cards
Balance as at beginning of year	80	225	–	305	74	219	–	293
Transfer to Stage 1	152	(152)	–	–	107	(107)	–	–
Transfer to Stage 2	(32)	32	–	–	(21)	21	–	–
Transfer to Stage 3	(1)	(178)	179	–	(1)	(173)	174	–
Net remeasurement of loss allowance	(100)	429	82	411	(96)	288	72	264
Loan originations	18	–	–	18	20	–	–	20
Derecognitions and maturities	(6)	(25)	–	(31)	(4)	(24)	–	(28)
Model changes	(1)	(10)	–	(11)	–	–	–	–
Total PCL (1)	30	96	261	387	5	5	246	256
Write-offs (2)	–	–	(333)	(333)	–	–	(339)	(339)
Recoveries of previous write-offs	–	–	85	85	–	–	93	93
Foreign exchange and other	–	–	(13)	(13)	1	1	–	2
Balance as at end of year	110	321	–	431	80	225	–	305
Loans: Business and government
Balance as at beginning of year	338	496	311	1,145	298	408	209	915
Transfer to Stage 1	180	(172)	(8)	–	201	(187)	(14)	–
Transfer to Stage 2	(184)	195	(11)	–	(50)	65	(15)	–
Transfer to Stage 3	(8)	(285)	293	–	(1)	(66)	67	–
Net remeasurement of loss allowance	227	1,106	744	2,077	(214)	353	250	389
Loan originations	208	–	–	208	199	–	–	199
Derecognitions and maturities	(85)	(128)	–	(213)	(102)	(82)	–	(184)
Model changes	(30)	8	–	(22)	–	–	–	–
Total PCL (1)	308	724	1,018	2,050	33	83	288	404
Write-offs (2)	–	–	(716)	(716)	–	–	(203)	(203)
Recoveries of previous write-offs	–	–	72	72	–	–	66	66
Foreign exchange and other	12	38	(77)	(27)	7	5	(49)	(37)
Balance as at end of year	658	1,258	608	2,524	338	496	311	1,145
Total as at end of year	967	2,108	739	3,814	522	1,087	485	2,094
Comprised of: Loans	756	1,820	727	3,303	403	984	463	1,850
Other credit instruments (3)	211	288	12	511	119	103	22	244

(1)	Excludes PCL on other assets of $16 million for the year ended October 31, 2020 ($ (3) million for the year ended October 31, 2019).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities on the Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region	Loans and allowance for credit losses by geographic region as at October 31, 2020 and 2019 are as follows:

(Canadian $ in millions)	2020				2019
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount

By geographic region (1) :
Canada	276,868	303	1,323	275,242	258,842	207	740	257,895
United States	160,192	410	1,225	158,557	158,454	256	630	157,568
Other countries	11,247	14	28	11,205	10,648	–	17	10,631
Total	448,307	727	2,576	445,004	427,944	463	1,387	426,094

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($22 million in 2019).
(3)	Excludes allowance for credit losses on performing loans of $499 million for other credit instruments, which is included in other liabilities ($222 million in 2019).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2020 and 2019 are as follows:

(Canadian $ in millions)			2020			2019
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)

Residential mortgages	409	16	393	414	17	397
Consumer instalment and other personal	340	105	235	468	136	332
Business and government (1)	2,889	606	2,283	1,747	310	1,437

Total	3,638	727	2,911	2,629	463	2,166

By geographic region (2) :
Canada	1,343	303	1,040	914	207	707
United States	2,211	410	1,801	1,715	256	1,459
Other countries	84	14	70	–	–	–

Total	3,638	727	2,911	2,629	463	2,166

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $12 million for other credit instruments, which is included in other liabilities ($22 million in 2019).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2020 and 2019.

(Canadian $ in millions)				2020				2019
	1 to 29 days	30 to 89 days	90 days or more	Total	1 to 29 days	30 to 89 days	90 days or more	Total
Residential mortgages	806	543	43	1,392	806	465	16	1,287
Credit card, consumer instalment and other personal	2,136	345	65	2,546	1,590	426	87	2,103
Business and government	180	330	22	532	351	207	59	617

Total	3,122	1,218	130	4,470	2,747	1,098	162	4,007

Fully secured loans with amounts past due between 90
and 180
days that we have not classified as impaired totalled $53
million and $54
 million as at October 31
,
2020
and 2019
,
respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following table shows the key economic variables used to estimate the allowance on performing loans during the forecast period. The values shown represent the national annual average values for calendar 2020 for the base case scenario, calendar 2021 and 2022 for all scenarios. While the values disclosed below are national variables, we use regional variables in our underlying models and consider factors impacting particular industries where considered appropriate.

	As at October 31, 2020							As at October 31, 2019
All figures are average annual values	Benign scenario		Base scenario			Adverse scenario		Benign scenario		Base scenario			Adverse scenario
	2021	2022	2020	2021	2022	2021	2022	202 0	202 1	20 19	202 0	202 1	202 0	202 1

Real GDP growth rates (1)
Canada	9.0%	4.0%	(5.5)%	6.0%	3.0%	(2.1)%	0.8%	2.9%	2.5%	1.5%	1.7%	1.6%	(2.3)%	0.5%
United States	7.0%	3.7%	(4.5)%	4.0%	3.0%	(2.9)%	0.8%	2.4%	2.4%	2.3%	1.8%	1.9%	(2.0)%	0.6%
Corporate BBB 10-year spread
Canada	1.8%	2.0%	2.3%	2.2%	2.2%	4.5%	4.0%	2.0%	2.1%	2.1%	2.3%	2.3%	4.5%	4.1%
United States	1.6%	1.8%	2.2%	2.0%	2.1%	4.4%	3.7%	1.8%	2.0%	1.9%	2.3%	2.4%	4.1%	3.6%
Unemployment rates
Canada	6.4%	5.9%	9.6%	8.0%	7.1%	13.8%	13.9%	5.1%	5.0%	5.7%	5.7%	5.9%	8.5%	9.0%
United States	5.2%	4.6%	8.5%	6.8%	5.6%	12.6%	12.7%	3.3%	3.2%	3.7%	3.7%	3.8%	6.1%	6.8%
Housing Price Index (1)
Canada (2)	9.6%	5.4%	7.2%	4.5%	2.5%	(9.1)%	(4.6)%	3.7%	3.7%	0.5%	2.0%	2.5%	(12.3)%	(4.7)%
United States (3)	4.7%	4.2%	3.9%	1.4%	2.7%	(7.3)%	(2.2)%	4.4%	4.2%	3.4%	3.0%	2.7%	(5.7)%	(2.2)%

(1)	Real gross domestic product (GDP) and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.